Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,044,103	$ 3,876,708
Marketable securities	5,302,254	11,830,252
Accounts receivable, net	657,517	780,237
Inventory, net	16,692,726	18,734,294
Other current assets	2,605,490	2,948,717
Total current assets	28,302,090	38,170,208
Property, plant and equipment, net	8,501,243	22,847,854
Leased property, net	15,624,444
Goodwill	4,676,397	4,422,928
Intangibles, net	3,609,333	3,764,063
Other assets	5,248,732	617,795
Total assets	65,962,239	69,822,848
Current liabilities:
Accounts payable-trade	6,937,997	10,471,121
Related party liabilities	1,279,533	181,858
Lines of credit	1,047,808	9,806,002
Accrued commissions	4,762,585	3,740,846
Deferred revenue	3,085,186	1,661,851
Current portion of long-term debt	698,363	1,128,674
Other current liabilities	7,718,637	7,881,994
Total current liabilities	25,530,109	34,872,346
Long-term debt	25,675,153	25,594,722
Lease liability	15,791,588
Other long-term liabilities	3,674,579	499,640
Total liabilities	70,671,429	60,966,708
Commitments & contingencies
Stockholders' equity
Preferred stock, par value $0.001 per share, 500,000 authorized - 0 - issued and outstanding
Common stock, par value $0.0001 per share, 250,000,000 and 250,000,000 shares authorized; 24,396,195 and 24,356,989 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	2,440	2,436
Additional paid-in capital	15,230,712	14,408,770
Accumulated other comprehensive loss	(122,004)	(767,569)
Accumulated deficit	(25,419,083)	(13,085,777)
Total stockholders' equity (deficit) attributable to common stockholders	(10,307,935)	557,860
Stockholders' equity attributable to noncontrolling interest	5,598,745	8,298,280
Total stockholders' equity	(4,709,190)	8,856,140
Total liabilities and stockholders' equity	$ 65,962,239	$ 69,822,848